Registration No. 033-99520
                                                   File Number:    811-09134


                              United States
                   Securities and Exchange Commission
                          Washington, DC  20549


                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Post-Effective Amendment No. 10                                      X


                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 10                                                     X


Exact name of Registrant as Specified in Charter:
                     Manor Investment Funds, Inc.


Address of Principal Executive Offices:
                        15 Chester Commons
                        Malvern, PA  19355
                          610-722-0900


Name and Address of Agent for Service:
                        Daniel A. Morris
                       15 Chester Commons
                       Malvern, PA  19355


Approximate Date of Proposed Public Offering:
   As soon as practical after the Registration Statement becomes effective.


It is proposed that this filing will become effective:
X       immediately upon filing pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485



     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 30th day of April, 2003.


                          Manor Investment Funds, Inc.

                          by Daniel A. Morris, President






Prospectus
April  2003
Manor Investment Funds, Inc.
                 15 Chester Commons, Malvern, PA  19355
                610-722-0900         800-787-3334



 Manor Investment Funds, Inc. (the "Fund"), an open-end management investment company, was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355.
The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.


Manor Fund
For Conservative Growth & Income


Growth Fund
For Long-term Growth


Bond Fund
For Intermediate-term Fixed Income


The funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement Account (IRA) plans.

Fund Share Purchase
Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.




These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



Manor Investment Funds, Inc.
Table of Contents


Investments, Risks, and Performance
   Investment Objectives                                            3
   Principal Investment Strategies                                  3
   Principal Risks                                                  4
   Performance Information                                          4

Fee Table
   Fee Table                                                        8

Investment Objectives, Principal Investments Strategies & Related Risks
   Investment Objectives                                            9
   Principal Investment Strategies                                  9
   Related Risks                                                   12

Management, Organization & Capital Structure
   Management                                                      13
   Investment Advisor                                              13
   Capital Structure                                               14
   Voting Rights                                                   14


Shareholder Information
   Pricing of Shares                                               15
   Purchasing Shares                                               15
   Dividends and Distributions                                     15
   Redemptions                                                     16
   Taxes                                                           16
   Reports to Shareholders                                         17
   Retirement Accounts                                             17


Distribution
   Distribution                                                    17

Financial Highlights & Information
   Financial Highlights                                            17


Account Application
   Account Application                                             21


Statement of Privacy
   Privacy Statement                                               23












INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.
Risks in the Manor Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact large corporations,
* or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Growth Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact companies with high growth rates,
* or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Bond Fund include:
* the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
* or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.


Performance Information

The bar charts and tables below provide an indication of the risk of investing in the Fund. The Bar chart shows the performance before taxes for each Fund since inception. The table shows average annual returns for each Fund compared to a broad-based securities index and an average of other Funds in a peer group. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Past performanceof the Fund, before and after taxes, does not indicate how the Fund will perform in the future.








Performance Information for the Manor Fund



During the period shown in the bar chart above the lowest return for a calendar quarter for the Manor Fund was -20.30% during the 1st Quarter 2003, the highest return was 16.7% during the 4th Quarter 1998.





Average Annual Total Returns
For the Periods ended December 31, 2002


                                                                   Since
                                                               Inception
                                         1 Year      5 Year      9/26/95
Return before Taxes                    -20.30 %     -4.77 %       1.38 %

Return After Taxes on Distributions    -20.30 %     -5.12 %       0.90 %

Return After Taxes on Distributions and Sale of Fund Shares
                                       -13.20 %    -10.32 %       0.74 %

Lipper Large-Cap Core Mutual
Fund Index
Reflects no deduction for taxes        -21.23 %     -3.94 %       3.71 %
S&P 500 Index
Reflects no deduction for fees,
 expenses or taxes                     -22.12 %     -0.57 %       7.18 %





The primary index for comparison is the Lipper Large Cap Core Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P 500 is a broad market index of large capitalization stocks.







Performance Information for the Growth Fund



During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -20.89% for the 1st Quarter of 2003, the highest return was 21.2% during the 4th Quarter of 1999





Average Annual Total Returns
For the Periods ended December 31, 2002
                                                                   Since
                                                               Inception
                                         1 Year                  6/30/99

Return before Taxes                    -20.89 %                  -9.38 %

Return After Taxes on Distributions    -20.89 %                  -9.38 %


Return After Taxes on Distributions
and Sale of Fund Shares                -13.58 %                  -7.31 %


Lipper Large-Cap Growth Mutual
Fund Index
Reflects no deduction for taxes        -28.11 %                 -17.96 %

S&P 500 Index
Reflects no deduction for fees,
expenses or taxes                      -22.12 %                 -10.69 %



The primary index for comparison is the Lipper Large-Cap Growth Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The S&P 500 Index is a broad market index of large capitalization stocks.






Performance Information  for the Bond Fund



During the period shown in the bar chart above, the lowest return for a calendar quarter was -0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.



Average Annual Total Returns
For the Periods ended December 31, 2002
                                                                   Since
                                                               Inception
                                         1 Year                  6/30/99
Return before Taxes                      6.11 %                   5.79 %

Return After Taxes on Distributions      4.24 %                   3.80 %

Return After Taxes on Distributions
 and Sale of Fund Shares                 3.97 %                   3.23 %



Lipper US Gov't  Mutual Fund Index
Reflects no deduction for taxes          9.29 %                   9.97 %
Lehman Intermediate-term Treasury Index
Reflects no deduction for fees,
 expenses or taxes                       8.10 %                   8.16 %



The primary index for comparison is the Lipper US Government Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Bond Fund. The Lehman Intermediate Government Index is an index of US Government Notes with a maximum maturity of 10 years.





FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 2001.


                            ManorFund         GrowthFund         Bond Fund
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Management fees                 1.0%                1.0%              0.5%

All other expenses              0.5%                0.5%              0.5%
                              ------              ------            ------
Total operating expenses *      1.5%                1.5%              1.0%
                              ======              ======            ======

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund          1 Year          3 Years          5 Years          10 Years
Manor Fund     $ 156            $ 488            $ 843           $ 1,628
Growth Fund    $ 156            $ 488              NA                NA
Bond Fund      $ 105            $ 327              NA                NA

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.







INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS


Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested.
To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.



In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.




In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in
short term securities issued at a discount to face value such as    U.S.
Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.



Related Risks

In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.



MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

Management
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

Investment Adviser
Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of
the Fund, under the review of the Directors of the Fund.    The Agreement
may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will
terminate automatically.    For these services the Fund has agreed to pay
to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


Capital Structure
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.


Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.



SHAREHOLDER INFORMATION

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.
Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Taxes
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").

Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Reports to Shareholders
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

Retirement Accounts
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.


DISTRIBUTION

The Fund acts as transfer agent for its own shares. First National Bank of Chester County acts as trustee for the Fund.


FINANCIAL HIGHLIGHTS INFORMATION

 The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Claude B. Granese, CPA, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.







MANOR INVESTMENT FUNDS, INC.
MANOR FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31,


                               2002      2001      2000      1999      1998
                            -------   -------   -------   -------   -------
PER SHARE DATA (1)
Net asset value, beginning of year
                            $ 13.20   $ 15.76   $ 17.08   $ 15.46   $ 13.77
                            -------   -------   -------   -------   -------
Investment operations
 Net investment (loss) income
                              (0.01)    (0.02)    (0.06)     0.07      0.03
 Net realized and unrealized
  (loss) gain on investments
                              (2.67)    (2.54)    (1.26)     1.62      1.88
                            -------   -------   -------   -------   -------
Total from investment operations
                              (2.68)    (2.56)    (1.32)     1.69      1.91
                            -------   -------   -------   -------   -------
Distributions
 Dividends from net investment income
                     -             -             -       (0.07)      (0.03)
 Distributions from realized capital gains
                               -         -         -         -       (0.19)
                            -------   -------   -------   -------   -------
Total distributions            -         -         -       (0.07)    (0.22)
                            -------   -------   -------   -------   -------

Net (decrease) increase in net asset value
                              (2.68)    (2.56)    (1.32)     1.62      1.69
                            -------   -------   -------   -------   -------
Net asset value, end of year
                            $ 10.52   $ 13.20   $ 15.76   $ 17.08   $ 15.46
                            -------   -------   -------   -------   -------

(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN
                            -20.30%   -16.24%    -7.73%    10.95%    13.65%
                            -------   -------   -------   -------   -------


RATIOS (to Average Net Assets)

Investment income-net        -0.08%    -0.11%    -0.32%     0.44%     0.22%
                            -------   -------   -------   -------   -------
Expenses                      1.50%     1.50%     1.50%     1.50%     1.50%
                            -------   -------   -------   -------   -------
PORTFOLIO TURNOVER RATE         26%       28%       16%       19%       23%
                            -------   -------   -------   -------   -------


MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Financial Highlights
For the Years Ended December 31, 2002, 2001 and 2000
 and the Six Months Ended December 31, 1999

                                  2002      2001      2000      1999
                               -------   -------   -------   -------
PER SHARE DATA (1)
Net asset value, beginning of period
                               $  8.95   $  9.54   $ 11.72   $ 10.00
                               -------   -------   -------   -------
Investment operations
 Net investment (loss) income    (0.06)    (0.05)    (0.05)       -
 Net realized and unrealized
  (loss) gain on investments     (1.81)    (0.54)    (2.13)     1.72
                               -------   -------   -------   -------
Total from investment operations (1.87)    (0.59)    (2.18)     1.72




Distributions from
 Net investment income             -         -         -         -
                               -------   -------   -------   -------
Net asset value, end of period $  7.08   $  8.95   $  9.54    $11.72
                               -------   -------   -------   -------






(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN        -20.89%    -6.18%    -18.6%     17.2%
                               -------   -------   -------   -------


RATIOS (to Average Net Assets)                                   (2)

Investment (loss) income-net    -0.70%    -0.53%    -0.44%     0.01%
                               -------   -------   -------   -------
Expenses                         1.50%     1.50%     1.52%     1.49%
                               -------   -------   -------   -------
PORTFOLIO TURNOVER RATE          13.2%     33.6%     16.0%      4.0%
                               -------   -------   -------   -------


(2) Annualized





MANOR INVESTMENT FUNDS, INC.
BOND FUND
Financial Highlights
For the Year Ended December 31, 2002, 2001 and 2000
 and the Six Months Ended December 31, 1999

                                  2002      2001      2000      1999
                               -------   -------   -------   -------
PER SHARE DATA (1)
Net asset value, beginning of period
                               $ 10.63   $ 10.39   $  9.90   $ 10.00
                               -------   -------   -------   -------
Investment operations
 Net investment (loss) income     0.32      0.43      0.46      0.18
 Net realized and unrealized
  gain (loss) on investments      0.39      0.23      0.47     (0.11)
                               -------   -------   -------   -------
Total from investment operations  0.71      0.66      0.93      0.07



Distributions from
 Net investment income           (0.33)    (0.42)    (0.44)    (0.17)
 Net long-term capital gains     (0.03)      -         -         -
                               -------   -------   -------   -------
Total distributions              (0.36)    (0.42)    (0.44)    (0.17)


Net asset value, end of period
                               $ 10.98   $ 10.63   $ 10.39   $  9.90
                               -------   -------   -------   -------


(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN          3.29%     6.35%     9.39%     0.70%
                               -------   -------   -------   -------

RATIOS (to Average Net Assets)                                   (2)

Investment (loss) income-net     2.96%     4.01%     4.45%     3.58%
                               -------   -------   -------   -------
Expenses                         1.00%     1.00%     1.00%     1.00%
                               -------   -------   -------   -------
PORTFOLIO TURNOVER RATE          26.3%      0.0%      0.0%      0.0%
                               -------   -------   -------   -------


(2) Annualized





Manor Investment Funds, Inc.
New Account Application

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.
_______________________________________________________________
1. Investments
   Initial Investment:  $ _______________________
                  (Minimum initial investment $1,000)

  Fund Selection:       (must total 100%)

      Manor Fund   ________  %
      Growth Fund  ________  %
      Bond Fund    ________  %






Make your check payable to:
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
_______________________________________________________________

2. Registration     (please print)

Individual

__________________________________________________________________________
 First Name         MI           Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Joint Owner*

__________________________________________________________________________
First Name          MI           Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

Gift to Minors

  ______________________________________________________________
  Custodian's First Name             MI              Last Name

  ______________________________________________________________
  Minor's First Name                 MI              Last Name


  ______________________________________________________________
  Minor's Social Security #  Minor's Birthdate

  Minor's State of Residence :  ________________________________
Corporation **, Trust, Estate, Pension Plan, Partnership, or other Entity***:

 ___________________________________________________
 Name

____________________________                      ________________________
Social Security # or Tax ID #                           Date of Agreement

**Corporate Resolution is required.
*** Additional documentation and certification may be required.
___________________________________________________________________

3. Mailing Address     (please print)

   __________________________________________________________________
    Street                                                 Apt./Suite

   __________________________________________________________________
    City                                         State            Zip

    __________________________________________________________________
    Daytime Phone #                                    Evening Phone #
___________________________________________________________________

4. Distribution Options

Dividends and capital gains will be reinvested if no option is selected.

   ___Pay all income in cash.        ____Pay all capital gains in cash.
___________________________________________________________________

5. Signature and Certification required by the Internal Revenue Service

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________     __________________
Signature of Owner or Custodian                                     Date

_________________________________________________    	__________________
Signature of Co-owner                                               Date


If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below. Print name and title of officer signing for a corporation or other entity

6. Automatic Deposit Authorization:   Appropriate form available upon
request.

MANOR INVESTMENT FUNDS, INC.

 Statement of Privacy

Manor Investment Funds, Inc., (MIF), believes that our clients' personal information is private and the employees of Manor Investment Funds, Inc. hold themselves to the highest standards to ensure that clients can trust our commitment to this policy.

MIF limits the collection and use of personal information to that which is necessary to administer our clients' accounts, to provide customer services
and/or to fulfill legal and regulatory requirements.       We collect this
information about clients from your applications, forms, and from your transactions with us.

MIF does not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.

MIF discloses nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.

MIF restricts access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you. We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Manor Investment Funds, Inc. will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.

















PROSPECTUS

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



A  no-load, open-end management investment company issuing shares in three
series;   the Manor Fund, the Growth Fund, and the Bond Fund.
The Funds are designed for long-term investors.


Additional Information
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A Statement of Additional Information (SAI), dated April 30, 2003, is incorporated by reference into this prospectus. This means that it is legally part of this Prospectus. A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-annual reports are also available upon request.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov. Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



Investment Company Act File No. 811-0913






FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION


April 30, 2003

Manor Investment Funds, Inc.

Malvern, PA  19355
610-722-0900
800-787-3334


      This Statement of Additional Information is not a Prospectus, and Should be read in conjunction with the Fund's current Prospectus (dated 4/30/2002). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

Fund History                                                      1
Description of the Fund and its Investments & Risks               2
Management of the Fund                                            5
Control Persons and Principal Holders of Securities               6
Investment Advisory and Other Services                            6
Brokerage Allocation and Other Practices                          7
Capital Stock and Other Securities                                7
Purchase, Redemption and Pricing of Shares                        7
Taxation of the Fund                                              8
Underwriters                                                      9
Calculation of Performance Data                                   9
Financial Statements                                             10

      No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 4/30/2002 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

This Statement of Additional Information does not constitute an offer to sell securities.















FUND HISTORY

Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.

DISCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested.
To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.


Related Risks
In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.


Other Strategies
Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


Policies
      The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.




MANAGEMENT OF THE FUND

Board of Directors
      The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

DANIEL A. MORRIS
Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

BRUCE LAVERTY
Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road,
West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

ALAN WEINTRAUB
Mr. Weintraub is a Chief Technical Officer with Qumas, Cork, Ireland. Mr. Weintraub resides at 305 Albermarle Grove, West Chester, PA.

JAMES MCFADDEN
Mr. McFadden is Vice President of Marketing for MBNA Corporation.
Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.

JOHN MCGINN
Mr. McGinn is head of Credit Review for Vertex, Inc.. Mr. McGinn resides at 108 Piedmont Road, West Chester, PA.

FRED MYERS
Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302 Albermarle Grove, West Chester, PA.

EDWARD SZKUDLAPSKI
Mr. Erlichman is President of Eclipse Business Systems. Mr. Szkudlapski resides at 6 Glenmoore Dr., Glen Mills, PA.

DONALD THOMPSON
Mr. Thompson is a Network Administrator and Healthcare Consultant. Mr. Thompson resides at 5 Salisbury Lane, Malvern, PA


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 2002, Daniel A. Morris owned or beneficially owned 5.3% of the value of Fund shares, outstanding. As of December 31, 2002, four other shareholders owned or beneficially owned more than 5% of the value of the Fund shares outstanding. Susan Zoog Kusma, James & Irene Klucar, David & Christine Kahn, and Don & Kim Thompson owned or beneficially owned 14.1%, 11.4%,9.5% and 5.3%, respectively, of the value of the Fund shares outstanding. The Officers and Directors owned or beneficially owned as a group 20.8% of the value of the Fund shares outstanding. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2002, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.



INVESTMENT ADVISORY AND OTHER SERVICES
      Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment.Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

      On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

      Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


BROKERAGE ALLOCATION AND OTHER PRACTICES
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

      The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations.
Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

      Brokerage commissions for the year ended December 31, 2000 were $2,197.60. Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


CAPITAL STOCK AND OTHER SECURITIES
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.
Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



TAXATION OF THE FUND
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



UNDERWRITERS
      The Fund acts as its own underwriter.


CALCULATION OF PERFORMANCE DATA
      Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

      The foregoing computation may also be expressed by the following formula:

          P(1+T)^n = ERV

             P = a hypothetical initial payment of $1,000

             T = average annual total return

             n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment made
                   at the beginning of the stated periods at the end of the stated periods.






















MANOR INVESTMENT FUNDS, INC.
MALVERN, PENNSYLVANIA

Financial Statements
For the Year Ended
December 31, 2002
and
Independent Auditor's Report




Independent Auditor's Report

To the Shareholders and
 Board of Directors of
Manor Investment Funds, Inc.

I have audited the accompanying statements of assets and liabilities of Manor Fund, Growth Fund and Bond Fund (the portfolios constituting Manor Investment Funds, Inc.), including the schedules of investments, as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Funds' management. My responsibility is to express an opinion on these financial statements based on my audits.

I conducted my audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets, and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.











Spring House, Pennsylvania
January 28, 2003


MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002




                                         Manor         Growth          Bond
ASSETS
Investments in securities, at fair value
 (Notes 2 and 4)                  $ 1,424,255    $ 1,054,607    $ 1,709,431

Cash and equivalents                  327,303        582,078        236,290

Interest receivable and other             353            574         18,005
                                  -----------    -----------    -----------
          Total Assets              1,751,911      1,637,259      1,963,726


LIABILITIES

Accrued expenses                        2,370            576          1,721
                                  -----------    -----------    -----------
          Total Liabilities             2,370            576          1,721
                                  -----------    -----------    -----------
NET ASSETS                        $ 1,749,541    $ 1,636,683    $ 1,962,005
                                  ===========    ===========    ===========

NET ASSETS CONSIST OF:

Capital stock (par value and paid-in capital)
                                  $ 2,203,773   $ 2,358,389     $ 1,875,698
Accumulated net investment (loss) income
                                     (12,000)       (25,821)          3,865
Accumulated net realized (loss) gain
                                    (127,207)      (248,454)              -
Net unrealized (depreciation) appreciation
                                    (315,025)      (447,431)         82,442
                                  -----------    -----------    -----------
NET ASSETS                        $ 1,749,541    $ 1,636,683    $ 1,962,005
                                  ===========    ===========    ===========

CAPITAL SHARES OUTSTANDING
 (10,000,000 authorized shares; $.001 par value)
                                      166,334        231,075        178,768
                                  -----------    -----------    -----------

NET ASSET VALUE PER SHARE         $     10.52    $      7.08    $     10.98
                                  ===========    ===========    ===========



The accompanying notes are an integral part of these financial statements.


2

MANOR INVESTMENT FUNDS,INC.
MANOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2002



                        Percentage         Cost          Market
                         of Market        Value           Value
                        ----------  -----------     -----------
COMMON STOCK (Shares)

Aerospace
1,230 Boeing                 2.8%        38,401          40,578


Automobile
1,190 General Motors         3.1%        68,492          43,863


Computer
2,350 Cisco Systems *       2.2%         36,199          30,785
2,570 Citrix Systems*       2.2%         73,442          31,662
1,960 Hewlett-Packard       2.4%         42,964          34,026
2,020 Intel                 2.2%         55,100          31,451
  950 Int. Bus. Machines    5.2%         53,557          73,625
                                    -----------     -----------
                           14.2%        261,262         201,549


Construction
1,310 KB Home               3.9%         44,487          56,134


Consumer Discretionary
2,930 AOL Time Warner *     2.7%        129,669          38,383


Consumer Staples
1,560 PepsiCo               4.6%         63,305          65,863
2,090 Reebok Intl.*         4.3%         59,483          61,446
                                    -----------     -----------
                            8.9%        122,788         127,309


Finance
1,480 Allstate Insurance    3.8%         66,498          54,745
1,769 Citigroup             4.4%         52,480          62,251
  920 Fed. Home Loan Mtg.   3.8%         58,632          54,326
  920 Fed. Natl. Mtg.       4.2%         66,177          59,184
3,070 MBNA Corp.            4.1%         60,968          58,391
                                    -----------     -----------
                           20.3%        304,755         288,897



Schedule continued on next page.


3



MANOR INVESTMENT FUNDS,INC.
MANOR FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2002





                        Percentage         Cost          Market
                         of Market        Value           Value
COMMON STOCK (Shares)

Industrial Products
2,240 Tyco Intl. Ltd.      2.7%          99,677          38,259


Medical
  800 Anthem*              3.5%          50,972          50,320
2,590 Manor Care*          3.4%          58,076          48,200
  810 Merck                3.2%          58,923          45,854
2,130 Pfizer               4.6%          57,587          65,114
                                    -----------     -----------
                          14.7%         225,558         209,488


Multi-Industry
2,270 General Electric     3.9%          63,020          55,275


Oil
1,220 Devon Energy         3.9%          71,599          55,998
1,010 Nabors*              2.5%          60,627          35,623
1,820 Occidental Pet.      3.6%          50,942          51,779
                                    -----------     -----------
                          10.1%         183,168         143,400


Retail
2,190 Best Buy*            3.7%          53,379          52,889
1,305 Cardinal Health      5.4%          82,843          77,231
                                    -----------     -----------
                           9.1%         136,222         130,120


Utilities
  970 Excelon             3.6%           61,781          51,000

                                    -----------     -----------
TOTAL COMMON STOCK      100.0%        1,739,280       1,424,255

                                    -----------     -----------
TOTAL INVESTMENTS IN SECURITIES
                       100.0%       $ 1,739,280     $ 1,424,255
                                    ===========     ===========

* Non-income producing security.


The accompanying notes are an integral part of these financial statements.

4




MANOR INVESTMENT FUNDS,INC.
GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2002


                        Percentage         Cost          Market
                         of Market        Value           Value
COMMON STOCK (Shares)
Business Services
1,000 TMP Worldwide*          1.1%       61,375          11,310


Computer
   620 Cisco Systems *        0.8%       31,924           8,122
1,740 Concord EFS*            2.6%       39,359          27,387
1,570 Dell Computer *         4.0%       71,341          41,982
1,980 Intel                   2.9%       86,056          30,829
   960 Microsoft *            4.7%       94,894          49,632
2,080 Sun Microsystems *      0.6%       64,809           6,469
4,170 Vishay Intertech. *     4.4%       98,521          46,620
1,110 Waters Corp.*           2.3%       41,936          24,176
1,900 Xilinx *                3.7%       81,829          39,140
                                    -----------     -----------
                             26.0%      610,669         274,357


Consumer Discretionary
1,480 Barnes & Noble *       2.5%        35,402          26,744
3,910 Cendant Corp.*         3.9%        48,621          40,977
   720 Mohawk, Inc.*         3.9%        50,729          41,004
                                    -----------     -----------
                            10.3%       134,752         108,725


Consumer Staples
1,270 Jones Apparel         *4.3%        44,054          45,009


Finance
1,020 Greenpoint Financial   4.4%        37,598          46,084
   790 T. Rowe Price         2.0%        28,905          21,551
1,489 Washington Mutual      4.9%        34,168          51,427
                                    -----------     -----------
                            11.3%       100,671         119,062


Schedule continued on next page.

5





MANOR INVESTMENT FUNDS,INC.
GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2002


                        Percentage         Cost          Market
                         of Market        Value           Value
                        ----------  -----------     -----------
COMMON STOCK (Shares)

Medical
1,120 Andrx Group*           1.6%        57,498          16,430
3,230 Cytyc *                3.1%        50,718          32,946
   980 Express Scripts*      4.5%        51,636          47,079
   360 Forest Labs*          3.4%        25,839          35,359
2,843 Ivax Corp. *           3.3%        49,534          34,486
   570 Quest Diagnostics*    3.1%        35,227          32,433
1,120 Universal Health*      4.8%        48,336          50,512
                                    -----------     -----------
                            23.6%       318,788         249,245


Oil
1,835 Global SantaFe         4.2%        54,351          44,627
1,167 Valero Energy          4.1%        36,482          43,121
                                    -----------     -----------
                             8.3%        90,833          87,748


Retail
   769 Amerisource Bergen   4.0%         28,799          41,764
1,160 Bed, Bath & Beyond*   3.8%         39,405          40,055
   760 Ebay*                4.9%         38,582          51,532
                                    -----------     -----------
                           12.6%        106,786         133,351


Transportation
   830 Tidewater            2.4%         34,110          25,800

                                    -----------     -----------
TOTAL COMMON STOCK        100.0%      1,502,038       1,054,607

                                    -----------     -----------
TOTAL INVESTMENTS IN SECURITIES
                          100.0%    $ 1,502,038    $  1,054,607
                                    ===========     ===========

* Non-income producing security.


The accompanying notes are an integral part of these financial statements.

6






MANOR INVESTMENT FUNDS, INC.
BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2002




                        Percentage          Face         Cost        Market
                         of Market         Value        Value         Value
                        ----------   -----------  -----------   -----------

U.S. GOVERNMENT OBLIGATIONS

U.S. Treasury Notes
     4.625%   due 2/28/03     8.8%   $   150,000  $   150,633   $   150,797
     3.875%   due 7/31/03     5.9%       100,000       99,906       101,531
     2.75%    due10/31/03    14.8%       250,000      252,367       253,125
     5.25%    due 5/15/04     4.9%        80,000       81,200        84,275
     6.0%     due 8/15/04     6.3%       100,000       99,438       107,375
     2.0%    due 11/30/04    17.7%       300,000      300,750       302,531
     5.875%  due 11/15/05     3.2%        50,000       49,617        55,453
     5.625%   due 2/15/06     6.5%       100,000      100,391       110,719
     4.625%   due 5/15/06     3.2%        50,000       49,164        53,922
     3.25%    due 8/15/07    12.0%       200,000      201,968       205,000
     5.50%    due 5/15/09     6.6%       100,000       91,844       113,469
     6.0%     due 8/15/09     6.8%       100,000       97,484       116,281
     5.0%     due 2/15/11     3.2%        50,000       52,227        54,953
                                     -----------   ----------    ----------
Total U.S. Treasury Notes
                            100.0%     1,630,000    1,626,989     1,709,431
                                     -----------   ----------    ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                            100.0%     1,630,000    1,626,989     1,709,431
                                     -----------   ----------    ----------
TOTAL INVESTMENTS IN SECURITIES
                            100.0%    $1,630,000   $1,626,989    $1,709,431
                                     ===========   ==========    ==========



The accompanying notes are an integral part of these financial statements.




7








MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002



                                        Manor         Growth           Bond
                                  -----------    -----------    -----------
Investment Income
  Dividends                        $   21,056          5,757            -

  Interest                              3,984          6,386         61,573
                                  -----------    -----------    -----------
    Total investment income            25,040         12,143         61,573


Expenses
  Advisory and management fee (Note 3) 17,955         15,004          7,604
  Professional fees                     5,524          4,143          4,143
  Custodian fee (Note 5)                1,383          1,305          1,805
  Other                                 1,548          2,223          2,045
                                  -----------    -----------    -----------
     Total expenses                    26,410         22,675         15,597
                                  -----------    -----------    -----------
Net Investment (Loss) Income           (1,370)       (10,532)        45,976


Realized and Unrealized (Loss) Gain
 on Investments (Note 4)
  Net realized (loss) gain
  on investments                       (4,835)       (48,507)         7,381
  Net change in unrealized appreciation/
         depreciation on investments (442,334)      (314,010)        30,446
                                  -----------    -----------    -----------
    Net realized and unrealized
        (loss) gain on investments   (447,169)      (362,517)        37,827
                                  -----------    -----------    -----------

Net (Decrease) Increase in Net Assets
 Resulting from Operations          $(448,539)     $(373,049)    $   83,803
                                  ===========    ===========    ===========



The accompanying notes are an integral part of these financial statements.



8



MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2002 and 2001

              Manor                  Growth                   Bond
     ----------------------  ----------------------  ----------------------
           2002        2001        2002        2001        2002        2001
     ----------  ----------  ----------  ----------  ----------  ----------
(Decrease) Increase in Net Assets from Operations
  Net investment (loss) income
         (1,370)     (2,648)    (10,532)     (8,292)     45,976      49,073
  Net realized (loss) gain on investments
         (4,835)    (78,780)    (48,507)    (45,013)      7,381         -
  Net change in unrealized appreciation/
     depreciation on investments
       (442,334)   (352,004)   (314,010)    (53,439)     30,446      22,315
     ----------  ----------  ----------  ----------  ----------  ----------
  Net (decrease) increase in net assets
    resulting from operations
      (448,539)   (433,432)   (373,049)   (106,744)      83,803      71,388


Distributions to Shareholders from
  Net investment income
          -           -           -          -         (44,818)    (48,343)
  Net realized gain
           -           -           -          -          (7,381)        -
     ----------  ----------  ----------  ----------  ----------  ----------
   Total distributions
          -           -           -          -         (52,199)    (48,343)


Capital Share Transactions
   Proceeds from shares sold
        617,828     556,807      842,665    348,348   1,608,279     813,004
   Reinvestment of distributions
         -           -            -            -         52,199      48,343
   Payment for shares redeemed
          (506,641)   (605,915)   (355,086)   (247,868) (1,206,500)   (211,078)
     ----------  ----------  ----------  ----------  ----------  ----------
   Net increase (decrease) in net assets from
    capital share transactions
        111,187     (49,108)    487,579     100,480     453,978     650,269


Total (Decrease) Increase in Net Assets
       (337,352)   (482,540)    114,530      (6,264)    485,582     673,314
     ----------  ----------  ----------  ----------  ----------  ----------

Net Assets
  Beginning of year
      2,086,893   2,569,433   1,522,153   1,528,417   1,476,423     803,109
     ----------  ----------  ----------  ----------  ----------  ----------
  End of year
      1,749,541   2,086,893   1,636,683   1,522,153   1,962,005   1,476,423
     ==========  ==========  ==========  ==========  ==========  ==========



Transactions in Shares of the Fund
   Sold
         54,772       37,157    108,141      38,294     146,013      76,863
   Issued in reinvestment of distributions
            -           -           -           -         4,771       4,389
   Redeemed
        (46,530)    (42,112)    (47,137)    (28,508)   (110,850)   (19,689)
     ----------  ----------  ----------  ----------  ----------  ----------
   Net (decrease) increase in outstanding
    shares of the Fund
          8,242      (4,955)     61,004       9,786      39,934      61,563
     ==========  ==========  ==========  ==========  ==========  ==========


The accompanying notes are an integral part of these financial statements.

9





MANOR INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

Note 1-Organization

Incorporated in Pennsylvania on September 13, 1995, Manor Investment Funds, Inc. (the Company) was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. The Company is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940. Manor Fund, Growth Fund, and Bond Fund (collectively referred to as the Funds) presently constitute Manor Investment Funds, Inc. The primary investment objectives of each of these Funds follow:

Manor Fund-Conservative capital appreciation and current income, investing primarily in common stock of large corporations in the United States.

Growth Fund-Long-term capital appreciation, investing primarily in common stock of U.S. corporations.

Bond Fund-Intermediate-term fixed income, investing primarily in U. S. Government obligations.

Note 2-Significant Accounting Policies

Following is a summary of the Funds' significant accounting policies which are in conformity with generally accepted accounting principles for investment companies:

Security Valuation and Accounting-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments costs for financial reporting and tax reporting are the same.

The Funds follow industry practice and record security transactions on the trade date.

Cash and equivalents-Consist of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Funds to risk for amounts in excess of federally insured limits. The carrying value of these accounts approximates market value due to their short-term nature.

Federal Income Taxes-The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income. Accordingly, no provision for federal income tax or excise tax is required in these financial statements.

Distributions-Each Fund generally pays, or intends to pay dividends from net investment income and to distribute net capital gains that it realizes. Distributions to shareholders are recorded on the ex-dividend date.

Realized Gains and Losses on Investment Transactions-Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Accounting Estimates-Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Other- Interest income is recognized on the accrual basis. When material, premiums and discounts on purchased U. S. government obligations are amortized or accreted to interest income over the life of the obligation.


10




MANOR INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2002

Other (continued)-As mutual funds, the Funds' investments are subject to stock market risk, bond market risk and inflation risk. Manor Fund and Growth Fund have higher exposure to stock market risk because of their significant investments in stocks. Bond Fund will have higher exposure to bond market risk and inflation risk because of its significant investments in U.S. Treasury Notes.

Note 3-Related Party Transactions

Daniel A. Morris, President of Manor Investment Funds, Inc., is also the sole shareholder, officer, employee and director of Morris Capital Advisors, Inc. (Morris). Mr. Morris (and his wife) and other directors, own shares in the Funds. Each of the Funds has an investment management and advisory services agreement (the Agreements) with Morris.

Monthly, the Funds pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Manor and Growth Funds (.5 percent for Bond Fund). Each of the Funds bears expenses necessary and incidental to the conduct of its business.

The Agreements must be approved annually by a majority vote of the Funds' non-interested Board of Directors.

Note 4-Investment Transactions

Purchases of investment securities for Manor, Growth and Bond aggregated $372,712, $284,009 and $654,523, respectively in 2002; sales aggregated $451,921, $194,964 and $408,078, respectively.

For income tax purposes, Manor Fund has capital loss carryovers aggregating $127,207. Growth Fund capital losses total $248,454. Such losses were generally realized from 1999 through 2002 and will be carried forward to offset future realized capital gains. If not used, they will expire in 2007 through 2010.

Each Fund portfolio consists of securities that have risen in value since their purchase (called unrealized gain), or securities that have fallen in value (unrealized loss) since their purchase. At December 31, 2002, net unrealized appreciation and depreciation of investment securities for financial reporting and federal income tax reporting were as follows:

Manor Fund-Net unrealized depreciation of $315,025 consisted of unrealized gains of $56,548 and unrealized losses of $371,573.

Growth Fund-Net unrealized depreciation of $447,431 consisted of unrealized gains of $71,600 and unrealized losses of $519,031.

Bond Fund-Net unrealized appreciation of $82,442 consisted solely of unrealized gains on U.S. Government obligations.

Note 5-Custody Agreement

Under an agreement, The First National Bank of Chester County (FNB) acts as the custodian for each of the Funds. FNB charges fees in accordance with its standard rates for such services, payable monthly.

11





MANOR INVESTMENT FUNDS, INC.
MANOR FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31,







                               2002      2001      2000      1999      1998
                            -------   -------   -------   -------   -------
PER SHARE DATA (1)

Net asset value, beginning of year
                            $ 13.20   $ 15.76   $ 17.08   $ 15.46   $ 13.77
                            -------   -------   -------   -------   -------



Investment operations
 Net investment (loss) income
                              (0.01)    (0.02)    (0.06)     0.07      0.03
 Net realized and unrealized
  (loss) gain on investments
                              (2.67)    (2.54)    (1.26)     1.62      1.88
                            -------   -------   -------   -------   -------
Total from investment operations
                              (2.68)    (2.56)    (1.32)     1.69      1.91
                            -------   -------   -------   -------   -------

Distributions
 Dividends from net investment income
                     -             -             -       (0.07)      (0.03)

 Distributions from realized capital gains
                               -         -         -         -       (0.19)
                            -------   -------   -------   -------   -------
Total distributions
                               -         -         -       (0.07)    (0.22)
                            -------   -------   -------   -------   -------


Net (decrease) increase in net asset value
                              (2.68)    (2.56)    (1.32)     1.62      1.69
                            -------   -------   -------   -------   -------



Net asset value, end of year
                            $ 10.52   $ 13.20   $ 15.76   $ 17.08   $ 15.46
                            -------   -------   -------   -------   -------


(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN
                            -20.30%   -16.24%    -7.73%    10.95%    13.65%
                            -------   -------   -------   -------   -------





RATIOS (to Average Net Assets)


Investment income-net
                             -0.08%    -0.11%    -0.32%     0.44%     0.22%
                            -------   -------   -------   -------   -------


Expenses
                              1.50%     1.50%     1.50%     1.50%     1.50%
                            -------   -------   -------   -------   -------


PORTFOLIO TURNOVER RATE
                                26%       28%       16%       19%       23%
                            -------   -------   -------   -------   -------





MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Financial Highlights
For the Years Ended December 31, 2002, 2001 and 2000
 and the Six Months Ended December 31, 1999




                                  2002      2001      2000      1999
                               -------   -------   -------   -------

PER SHARE DATA (1)

Net asset value, beginning of period
                               $  8.95   $  9.54   $ 11.72   $ 10.00
                               -------   -------   -------   -------

Investment operations

Net investment (loss) income
                                (0.06)    (0.05)    (0.05)       -

 Net realized and unrealized
  (loss) gain on investments
                                 (1.81)    (0.54)    (2.13)     1.72
                               -------   -------   -------   -------
Total from investment operations
                                 (1.87)    (0.59)    (2.18)     1.72


Distributions from
 Net investment income
                                   -         -         -         -
                               -------   -------   -------   -------


Net asset value, end of period
                               $  7.08   $  8.95   $  9.54    $11.72
                               -------   -------   -------   -------


(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN        -20.89%    -6.18%    -18.6%     17.2%
                               -------   -------   -------   -------


RATIOS (to Average Net Assets)                                   (2)


Investment (loss) income-net    -0.70%    -0.53%    -0.44%     0.01%
                               -------   -------   -------   -------


Expenses                         1.50%     1.50%     1.52%     1.49%
                               -------   -------   -------   -------


PORTFOLIO TURNOVER RATE          13.2%     33.6%     16.0%      4.0%
                               -------   -------   -------   -------



(2) Annualized


The accompanying notes are an integral part of these financial statements.


13


MANOR INVESTMENT FUNDS, INC.
BOND FUND
Financial Highlights
For the Year Ended December 31, 2002, 2001 and 2000
 and the Six Months Ended December 31, 1999





                                  2002      2001      2000      1999
                               -------   -------   -------   -------

PER SHARE DATA (1)

Net asset value, beginning of period
                               $ 10.63   $ 10.39   $  9.90   $ 10.00
                               -------   -------   -------   -------


Investment operations

 Net investment (loss) income     0.32      0.43      0.46      0.18
 Net realized and unrealized
  gain (loss) on investments      0.39      0.23      0.47     (0.11)
                               -------   -------   -------   -------
Total from investment operations  0.71      0.66      0.93      0.07



Distributions from
 Net investment income           (0.33)    (0.42)    (0.44)    (0.17)
 Net long-term capital gains     (0.03)      -         -         -
                               -------   -------   -------   -------
Total distributions              (0.36)    (0.42)    (0.44)    (0.17)


Net asset value, end of period
                               $ 10.98   $ 10.63   $ 10.39   $  9.90
                               -------   -------   -------   -------


(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN          3.29%     6.35%     9.39%     0.70%
                               -------   -------   -------   -------

RATIOS (to Average Net Assets)                                   (2)

Investment (loss) income-net     2.96%     4.01%     4.45%     3.58%
                               -------   -------   -------   -------

Expenses                         1.00%     1.00%     1.00%     1.00%
                               -------   -------   -------   -------


PORTFOLIO TURNOVER RATE          26.3%      0.0%      0.0%      0.0%
                               -------   -------   -------   -------


(2) Annualized



The accompanying notes are an integral part of these financial statements.


14






FORM N-1A

PART C
OTHER INFORMATION



Item 24.        Financial Statements and Exhibits

 a.  Financial Statements
      Financial highlights are included in Part A and all other financial statements are presented in Part B

      Manor Investment Funds, Inc.
        Statement of Net Assets as of December 31, 2002
        Statement of Operations for the Year Ended December 31, 2002 Statement of Changes in Net Assets for the Years Ended
            December 31, 2001 and 2002
        Financial Highlights for the Years Ended December 31, 1998,
            1999, 2000, 2001 and 2002
        Notes to Financial Statements

 b.  Exhibits
     (a) Registrant's Articles of Incorporation, Exhibit 1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (b) Registrant's By-Laws; Exhibit 2 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  Voting Trust Agreement (None)

     (d) Stock Certificate; Exhibit 4 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (e)  Investment Advisory Contract; Exhibit 5 to Registrant's
             Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (f)  Underwriting Agreements (None)

     (g) Reimbursement Agreements with Officers and/or Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (h)  Custodian Agreement; with First National Bank of West Chester;
             Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (i)  Other Contracts (None)

     (j)  Opinion of Counsel Concerning Fund Securities

     (k)  Consent of Claude B. Granese, CPA

     (l)    Other Financial Statements (None)

     (m)   Powers of Attorney (None)

     (n)   Initial Capital Arrangement Agreements (None)

     (o) Code of Ethics; Exhibit 15 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

2.  Control Persons
             Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 2002 Mr. Morris and his wife Anne own 5.3% of the outstanding shares of the Fund.

3.  Number of Shareholders
            There were 114 shareholders of the Manor Investment Funds as of December 31, 2002.

4.  Indemnification
            The registrant has been advised that, in the opinion of the securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5.  Activities of Investment Adviser
           The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

6.  Principal Underwriter
          The Fund acts as its own underwriter.

7.  Location of Accounts & Records
          All Fund records are held in corporate headquarters, 15 Chester Commons, Malvern, PA 19355.

8.  Management Services
         Not Applicable.

9.  Distribution Expenses
         The Fund currently bears no distribution expenses.

10  Undertakings
          None



CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

I consent to the inclusion of my report, dated January 28, 2003, on my audit of the financial statements of Manor Investment Funds, Inc. (the Company), consisting of Manor Fund, Growth Fund and Bond Fund, in the registration statement Form N-1A, Amendment Number 10 of the Company. I also consent to the reference of my firm in such registration statement.



Claude B. Granese, CPA

Spring House, Pennsylvania

January 28, 2003


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 30st day April.

                                    Manor Investment Funds, Inc.


                                    By: _________________________________
                                         Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature
Title
Date

Daniel A. Morris

President, Chief Executive Officer and Director


Bruce Laverty

Secretary


James McFadden

Director


John T. McGinn.

Director


Fred Myers

Director


Alan Weintraub

Director


Edward Szkudlapski

Director



Donald Thompson

Director